UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DG Capital Management
Address: 260 Franklin Street, Suite 1600
         Boston, MA  02110

13F File Number:  28-06035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kimberly Voss
Title:     Chief Compliance Officer
Phone:     617-896-1500

Signature, Place, and Date of Signing:

      /s/  Kimberly Voss     Boston, MA     January 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $1,496,485 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    67084  1256960 SH       SOLE                  1256960        0        0
ADOBE SYS INC                  COM              00724F101    16732   785900 SH       SOLE                   785900        0        0
ANADARKO PETE CORP             COM              032511107    58312  1512621 SH       SOLE                  1512621        0        0
ANNALY CAP MGMT INC            COM              035710409    17262  1087704 SH       SOLE                  1087704        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    47045  1631800 SH       SOLE                  1631800        0        0
BAXTER INTL INC                COM              071813109    64985  1212628 SH       SOLE                  1212628        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108      656    15300 SH       SOLE                    15300        0        0
BIOGEN IDEC INC                COM              09062X103    66680  1399959 SH       SOLE                  1399959        0        0
BP PLC                         SPONSORED ADR    055622104      603    12900 SH       SOLE                    12900        0        0
CANADIAN NAT RES LTD           COM              136385101    24581   614835 SH       SOLE                   614835        0        0
CELGENE CORP                   COM              151020104    63367  1146292 SH       SOLE                  1146292        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101    25363   990356 SH       SOLE                   990356        0        0
COLGATE PALMOLIVE CO           COM              194162103    42330   617600 SH       SOLE                   617600        0        0
CORN PRODS INTL INC            COM              219023108    21535   746435 SH       SOLE                   746435        0        0
COSTCO WHSL CORP NEW           COM              22160K105    25342   482700 SH       SOLE                   482700        0        0
CVS CAREMARK CORPORATION       COM              126650100    13732   477800 SH       SOLE                   477800        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     2213    39000 SH       SOLE                    39000        0        0
DIRECTV GROUP INC              COM              25459L106    39485  1723500 SH       SOLE                  1723500        0        0
FEDEX CORP                     COM              31428X106    22713   354060 SH       SOLE                   354060        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    21278  1198741 SH       SOLE                  1198741        0        0
GAP INC DEL                    COM              364760108    25035  1869653 SH       SOLE                  1869653        0        0
GENZYME CORP                   COM              372917104    62839   946800 SH       SOLE                   946800        0        0
GILEAD SCIENCES INC            COM              375558103    42242   826000 SH       SOLE                   826000        0        0
HESS CORP                      COM              42809H107    60761  1132759 SH       SOLE                  1132759        0        0
MARSH & MCLENNAN COS INC       COM              571748102      398    16400 SH       SOLE                    16400        0        0
MICROSOFT CORP                 COM              594918104    27774  1428700 SH       SOLE                  1428700        0        0
MONSANTO CO NEW                COM              61166W101    52010   739299 SH       SOLE                   739299        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109    70847  1423772 SH       SOLE                  1423772        0        0
NOVO-NORDISK A S               ADR              670100205      750    14600 SH       SOLE                    14600        0        0
PHILIP MORRIS INTL INC         COM              718172109    70656  1623909 SH       SOLE                  1623909        0        0
POTASH CORP SASK INC           COM              73755L107    53197   726542 SH       SOLE                   726542        0        0
RAYTHEON CO                    COM NEW          755111507    33148   649450 SH       SOLE                   649450        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    26693  1650743 SH       SOLE                  1650743        0        0
SLM CORP                       COM              78442P106    35515  3990439 SH       SOLE                  3990439        0        0
SMUCKER J M CO                 COM NEW          832696405    19629   452700 SH       SOLE                   452700        0        0
SOUTHWESTERN ENERGY CO         COM              845467109    52418  1809382 SH       SOLE                  1809382        0        0
SPDR INDEX SHS FDS             RUSS NOM SC JP   78463X822      906    24800 SH       SOLE                    24800        0        0
SPDR TR                        UNIT SER 1       78462F103     2517    27890 SH       SOLE                    27890        0        0
SYNGENTA AG                    SPONSORED ADR    87160A100      994    25400 SH       SOLE                    25400        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      639    15000 SH       SOLE                    15000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    33075   970800 SH       SOLE                   970800        0        0
TOTAL S A                      SPONSORED ADR    89151E109    60139  1087505 SH       SOLE                  1087505        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108      761    23000 SH       SOLE                    23000        0        0
WELLS FARGO & CO NEW           COM              949746101    33559  1138354 SH       SOLE                  1138354        0        0
WEYERHAEUSER CO                COM              962166104    12462   407138 SH       SOLE                   407138        0        0
WILLIS GROUP HOLDINGS LTD      SHS              G96655108    34610  1391077 SH       SOLE                  1391077        0        0
XTO ENERGY INC                 COM              98385X106    41613  1179843 SH       SOLE                  1179843        0        0